						   Filed Pursuant to Rule 497(e)
                                                   of the Securities Act of 1933

                                                               December 28, 2018


                                 PIONEER FUNDS


SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"), AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME, FOR:


  FUND                                DATE OF SAI
  Pioneer Mid Cap Value Fund          March 1, 2018
  Pioneer International Equity Fund   April 1, 2018
  Pioneer Fund                        May 1, 2018
  Pioneer Core Equity Fund            June 1, 2018


The following supplements each fund's statement of additional information.


NON-FUNDAMENTAL INVESTMENT POLICY
In order to comply with tax rules in the Federal Republic of Germany, the fund continuously will invest within a calendar year at least 51% of its value in equity investments.

The fund intends to qualify as an "Equity Fund" according to section 2 paragraph 6 of the German Investment Tax Act and will hold at any time more than 50% of its total assets in equity investments in accordance with section 2, paragraph 8 of the German Investment Tax Act.












                                                                   31307-01-1218
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC